Summary of Significant Accounting Policies - Disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenues	$ 32,311,000	$ 19,451,000
Behavior and Commerce
Disaggregation of Revenue [Line Items]
Total revenues	25,961,000	8,014,000
Network Development
Disaggregation of Revenue [Line Items]
Total revenues	5,224,000	10,598,000
Charging Network Operations
Disaggregation of Revenue [Line Items]
Total revenues	676,000	706,000
Network Intelligence
Disaggregation of Revenue [Line Items]
Total revenues	$ 450,000	$ 133,000